UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6172

Dreyfus Municipal Cash Management Plus
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/13

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Cash Management Plus
October 31, 2013 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--102.4%	Rate (%)		Date	Amount ($)		Value ($)
Alabama--5.0%
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)		0.05	11/1/13	8,000,000	a	8,000,000
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)		0.07	11/1/13	5,000,000	a	5,000,000
Eutaw Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)		0.05	11/1/13	1,000,000	a	1,000,000
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)		0.14	11/7/13	2,000,000	a	2,000,000

Arizona--1.6%
Maricopa County Industrial
Development Authority, MFHR
(San Clemente Apartments
Project) (Liquidity Facility;
FNMA and LOC; FNMA)		0.11	11/7/13	1,010,000	a	1,010,000
Phoenix Civic Improvement
Corporation, Water System
Revenue, CP (LOC; Royal Bank
of Canada)		0.12	12/4/13	4,000,000		4,000,000

Arkansas--1.6%
Arkansas Development Finance
Authority, MFHR (Capri
Apartments Project) (LOC; FHLB)		0.13	11/7/13	5,200,000	a	5,200,000

California--6.8%
Alameda County Industrial
Development Authority, Revenue
(Oakland Pallet Company, Inc.
Project) (LOC; Comerica Bank)		0.14	11/7/13	1,900,000	a	1,900,000
Alameda County Industrial
Development Authority, Revenue
(Tool Family Partnership
Project) (LOC; Wells Fargo
Bank)		0.11	11/7/13	1,512,000	a	1,512,000
California Pollution Control
Financing Authority, SWDR (Bay
Counties Waste Services, Inc.
Project) (LOC; Comerica Bank)		0.16	11/7/13	2,300,000	a	2,300,000
California Pollution Control

Financing Authority, SWDR
(Rainbow Disposal Company Inc.
Project) (LOC; Comerica Bank)	0.16	11/7/13	15,815,000	a	15,815,000

Colorado--2.8%
Colorado Housing and Finance
Authority, EDR (Wanco, Inc.
Project) (LOC; U.S. Bank NA)	0.23	11/7/13	1,835,000	a	1,835,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1129X) (City and
County of Denver, Airport
System Revenue) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.15	11/7/13	7,000,000 a,b,c		7,000,000

Florida--10.5%
Branch Banking and Trust Co.
Municipal Trust (Series 2042)
(Collier County School Board,
COP, Refunding (Master
Lease-Purchase Agreement))
(Liquidity Facility; Branch
Banking and Trust Co. and LOC;
Branch Banking and Trust Co.)	0.12	11/7/13	4,975,000 a,b,c		4,975,000
Branch Banking and Trust Co.
Municipal Trust (Series 2057)
(Miami-Dade County, Aviation
Revenue (Miami International
Airport)) (Liquidity Facility;
Branch Banking and Trust Co.
and LOC; Branch Banking and
Trust Co.)	0.11	11/7/13	10,060,000 a,b,c		10,060,000
Indian River County School
District, GO Notes, TAN	1.00	1/31/14	2,500,000		2,505,200
Kissimmee Utility Authority,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.14	11/7/13	9,120,000		9,120,000
Saint Lucie County School
District, TAN	2.00	3/1/14	2,000,000		2,011,890
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.15	1/7/14	1,625,000		1,625,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.15	3/14/14	3,000,000		3,000,000

Georgia--1.3%
Fayette County Hospital Authority,
RAC (Fayette Community
Hospital Project) (LOC; FHLB)	0.09	11/7/13	4,000,000	a	4,000,000

Idaho--.5%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1102) (Idaho
Health Facilities Authority,
Revenue (Saint Luke's Health
System Project)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.13	11/7/13	1,500,000 a,b,c		1,500,000

Indiana--2.7%
Indiana Finance Authority,
EDR (JRL Leasing, Inc. and
LaSarre Co., LLC Project)
(LOC; PNC Bank NA)	0.16	11/7/13	2,640,000	a	2,640,000
Lawrence, Fort Harrison Reuse
Authority, Tax Increment
Revenue (Fort Harrison
Military Base Reuse District)
(LOC; PNC Bank NA)	0.12	11/7/13	5,960,000	a	5,960,000

Iowa--1.5%
Iowa Finance Authority,
Revenue (YMCA and
Rehabilitation Center Project)
(LOC; Bank of America)	0.13	11/7/13	4,685,000	a	4,685,000

Kansas--2.6%
Kansas Development Finance
Authority, MFHR (Tree House
Apartments) (LOC; U.S. Bank NA)	0.10	11/7/13	8,105,000	a	8,105,000

Kentucky--1.0%
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage System
Subordinated Revenue, BAN	2.00	12/4/13	3,285,000		3,290,228

Louisiana--1.6%
Ascension Parish,
Revenue, CP (BASF SE)	0.31	1/27/14	5,000,000		5,000,000

Maryland--1.7%
Anne Arundel County,
EDR (Atlas Container
Corporation Project) (LOC; M&T
Trust)	0.22	11/7/13	5,275,000	a	5,275,000

Massachusetts--.9%
Boston,
GO Notes	5.00	1/1/14	400,000		403,151
Springfield,

GO Notes, BAN	1.00	2/14/14	2,500,000		2,504,397

Michigan--1.0%
Pittsfield Township Economic
Development Corporation, LOR,
Refunding (Arbor Project)
(LOC; Comerica Bank)	0.13	11/7/13	3,200,000	a	3,200,000

Minnesota--3.0%
Minnesota Rural Water Finance
Authority, Public Projects
Construction Notes	1.00	2/1/14	4,600,000		4,608,202
RBC Municipal Products Inc. Trust
(Series E-19) (Minneapolis,
Health Care System Revenue
(Fairview Health Services))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.08	11/7/13	5,000,000 a,b,c		5,000,000

Missouri--.9%
Rockwood R-6 School District,
GO Notes, Refunding	5.00	2/1/14	2,905,000		2,939,906

New Hampshire--2.8%
New Hampshire Health and Education
Facilities Authority, Revenue
(Kimball Union Academy) (LOC;
RBS Citizens NA)	0.15	11/7/13	4,670,000	a	4,670,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue)	0.08	11/1/13	3,000,000	a	3,000,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.08	11/1/13	1,300,000	a	1,300,000

New York--2.8%
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Royal Bank of Canada)	0.07	11/1/13	190,000	a	190,000
New York State Housing Finance
Agency, Housing Revenue (505
West 37th Street) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	0.09	11/1/13	8,700,000	a	8,700,000
Triborough Bridge and Tunnel
Authority, General Revenue,
Refunding (MTA Bridges and

Tunnels) (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.09	11/1/13	100,000	a	100,000

Ohio--1.5%
Lorain County,
IDR (Cutting Dynamics, Inc.
Project) (LOC; PNC Bank NA)	0.16	11/7/13	1,570,000	a	1,570,000
Union Township,
GO Notes, BAN (Various Purpose)	1.50	9/10/14	3,200,000		3,228,672

Pennsylvania--12.9%
Blair County Industrial
Development Authority, Revenue
(Hollidaysburg Area YMCA
Project) (LOC; RBS Citizens NA)	0.15	11/7/13	2,720,000	a	2,720,000
Bradford County Industrial
Development Authority, Revenue
(State Aggregates Inc.
Project) (LOC; M&T Trust)	0.28	11/7/13	775,000	a	775,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-495)
(Philadelphia, Airport
Revenue) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.15	11/7/13	5,660,000 a,b,c		5,660,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.25	11/7/13	16,000,000	a	16,000,000
Philadelphia Authority for
Industrial Development,
Revenue (The Philadelphia
Protestant Home Project) (LOC;
Bank of America)	0.21	11/7/13	8,400,000	a	8,400,000
Telford Industrial Development
Authority, IDR (Ridgetop
Associates Project) (LOC; Bank
of America)	0.20	11/7/13	3,695,000	a	3,695,000
Union County Industrial
Development Authority, Revenue
(Stabler Companies, Inc.
Project) (LOC; M&T Trust)	0.25	11/7/13	3,825,000	a	3,825,000

Tennessee--6.4%
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.14	11/7/13	8,700,000	a	8,700,000
Memphis,
CP (Liquidity Facility; Mizuho

Bank, Ltd.)	0.11	11/12/13	5,000,000		5,000,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.14	11/7/13	6,650,000	a	6,650,000

Texas--15.3%
DeSoto Industrial Development
Authority, IDR, Refunding
(National Service Industries,
Inc. Project) (LOC; Wells
Fargo Bank)	0.18	11/7/13	3,660,000	a	3,660,000
Garland,
Electric Utility System
Revenue, CP (LOC; Wells Fargo
Bank)	0.14	12/17/13	5,000,000		5,000,000
Gulf Coast Waste Disposal
Authority, SWDR (Air Products
Project)	0.08	11/7/13	3,000,000	a	3,000,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	12/19/13	17,300,000		17,300,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	12/19/13	1,700,000		1,700,000
Port of Port Arthur Navigation
District, Revenue, CP (BASF SE)	0.31	1/27/14	5,000,000		5,000,000
Red River Education Finance
Corporation, Higher Education
Revenue (Texas Christian
University Project)	0.11	11/7/13	7,500,000	a	7,500,000
Texas,
TRAN	2.00	8/28/14	5,000,000		5,073,997

Utah--4.0%
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)	0.07	11/1/13	5,000,000	a	5,000,000
Utah State Board of Regents,
Student Loan Revenue (LOC;
Royal Bank of Canada)	0.10	11/7/13	7,600,000	a	7,600,000

Virginia--.1%
Virginia,
GO Notes	4.00	6/1/14	360,000		367,668

Washington--1.9%
Camas School District Number 117,
Unlimited Tax GO Notes,
Refunding	2.00	12/1/13	1,950,000		1,952,894
Pierce County Economic Development
Corporation, Industrial
Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	0.15	11/7/13	3,925,000	a	3,925,000

Wisconsin--7.4%
Dane County,
GO Promissory Notes	1.50	6/1/14	1,875,000		1,888,608
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.20	1/9/14	10,000,000		10,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue,
CP (Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.20	2/5/14	8,000,000		8,000,000
Wisconsin School Districts,
Cash Flow Administration
Program Participation Notes	1.00	10/10/14	3,625,000		3,648,752

U.S. Related--.3%
Puerto Rico Public Finance
Corporation, Revenue	5.38	6/1/14	1,000,000		1,028,745

Total Investments (cost $324,809,310)			102.4%		324,809,310
Liabilities, Less Cash and Receivables			(2.4%)		(7,472,771)
Net Assets			100.0%		317,336,539

a	Variable rate demand note - rate shown is the interest rate in effect at October 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, these securities amounted to $34,195,000 or 10.8% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At October 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation

CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of October 31, 2013 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	324,809,310
Level 3 - Significant Unobservable Inputs	-
Total	324,809,310

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Cash Management Plus

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 18, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	December 18, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)